                                                   Filed pursuant to rule 497(e)
                                              Registration Statement No. 2-57209

                       SUPPLEMENT DATED SEPTEMBER 1, 2007
                                       TO
                                  DAVIS SERIES
                         PROSPECTUS FOR CLASS ABC SHARES
                                DATED MAY 1, 2007

(1) THE "OVERVIEW OF DAVIS OPPORTUNITY FUND" IS AMENDED AND RESTATED AS FOLLOWS:

Investment Objective and Principal Investment Strategies

Davis Opportunity Fund's investment objective is long-term growth of capital.
Davis Selected Advisers, L.P., ("Davis Advisors" or the "Adviser") the Fund's
investment adviser uses the Davis Investment Discipline to invest in a diversified portfolio of small, mid and large capitalization companies. See "The
Davis Investment Discipline" in this prospectus.

The Fund has the flexibility to invest a limited portion of its assets in companies of any size, to invest in companies whose shares may be subject to controversy, to invest in foreign securities, and to invest in non-equity securities. See "Additional Information About Investments" in this prospectus.

Determining If This Fund Is Right For You

You should consider investing in this Fund if:

You are seeking long-term growth of capital.
You want to invest in a mixture of large, medium, and small capitalization companies.
You are willing to accept higher risk for the opportunity to pursue higher returns.
You are investing for the long term.

You should not invest in this Fund if:

You are worried about the possibility of sharp price swings and dramatic market declines.
You prefer to invest primarily in larger, more established companies.
You are interested in earning current income.
You are investing for the short term.

(2) FOOTNOTE #2 TO "FEES YOU MAY PAY AS A DAVIS FUNDS SHAREHOLDER" TABLE FOR
EACH OF THE SIX SERIES IS AMENDED AND RESTATED AS FOLLOWS:

2. As a Class A shareholder, only if you buy shares valued at $1 million or more without a sales charge and sell the shares within one year of purchase. As of
December 1, 2007 this charge is reduced to 0.50%.

(3) THE FOLLOWING PARAGRAPH IS ADDED TO THE SECTION ENTITLED "INVESTMENT
OBJECTIVE AND PRINCIPAL INVESTMENT STRATEGIES" OF DAVIS APPRECIATION AND INCOME
FUND:

The Fund may use futures contracts to establish a position in the securities market as a temporary substitute for purchasing individual securities. The
Adviser would then seek to purchase individual securities which Davis Advisors believes possess suitable risk/return characteristics and then terminate the futures contract. To prevent leveraging of the Fund's assets, the futures contracts are fully collateralized by cash or cash equivalents. Investing in futures contracts requires different skills than investing in individual equity and debt securities, and the Fund may suffer a loss on its investments in futures contracts.

(4) THE LIST OF INVESTMENT PROFESSIONALS FOR DAVIS OPPORTUNITY FUND IS AMENDED
AND RESTATED AS FOLLOWS:

Davis Opportunity Fund

Investment Team. Davis Advisors uses a system of multiple portfolio managers to manage Davis Opportunity Fund. Under this approach, the portfolio of the Fund is divided into segments managed by individual portfolio managers. Portfolio managers decide how their respective segments will be invested, within the limits provided by the Fund's investment objectives, strategies, restrictions, and by senior portfolio managers. The primary individual portfolio managers responsible for Davis Opportunity Fund are:

Christopher Davis has served as the research adviser of Davis Opportunity Fund since January 1999, and also manages other equity funds advised by Davis
Advisors. Mr. Davis has served as an analyst and portfolio manager for Davis
Advisors since 1989. As research adviser, Mr. Davis oversees the Portfolio
Managers of Davis Opportunity Fund and allocates segments of the Fund to each of them to invest. Among other factors, Mr. Davis considers the portfolio managers'
experience, results achieved, and the number of investment opportunities which they have identified within their areas of expertise.

Chip Tucker, CFA, has managed a segment of Davis Opportunity Fund since December
2002, manages other equity funds advised by Davis Advisors, and also serves as research analyst for Davis Advisors. Mr. Tucker joined Davis Advisors in April
2002.

Danton Goei has managed a segment of Davis Opportunity Fund since December 2001, manages other equity funds advised by Davis Advisors, and also serves as research analyst for Davis Advisors. Mr. Goei joined Davis Advisors in November
1998.

Tania Pouschine has managed a segment of Davis Opportunity Fund since July 2003, manages other equity funds advised by Davis Advisors, and also serves as research analyst for Davis Advisors. Ms. Pouschine joined Davis Advisors in July
2003. From 1993 to 2003, Ms. Pouschine worked as an analyst and portfolio manager at Ruane Cunniff.

Charles Cavanaugh has managed a segment of Davis Opportunity Fund since August
2002, manages other equity funds advised by Davis Advisors, and also serves as research analyst for Davis Advisors. Mr. Cavanaugh joined Davis Advisors in
March 2001.

(5) THE FOOTNOTE BENEATH THE FIRST TABLE IN THE SECTION ENTITLED "CLASS A
SHARES" IS AMENDED AND RESTATED AS FOLLOWS:

* You pay no front-end sales charge on purchases of $1 million or more, but if you sell those shares (in any Davis Fund other than Davis Government Money
Market Fund) within the first year, a deferred sales charge of 0.75% may be deducted from the redemption proceeds. As of December 1, 2007 this charge is reduced to 0.50%.

(6) A THIRD TABLE IS ADDED TABLE IN THE SECTION ENTITLED "CLASS A SHARES" AS
FOLLOWS:

As of December 1, 2007 the purchase amount and commission is:

Purchase Amount                                 Commission
First $5 million                                   0.50%
More than $5 million                               0.25%

(7) THE FOLLOWING NEW SECTION HAS BEEN ADDED IMMEDIATELY BELOW THE SECTION
ENTITLED "CLASS A SHARES FRONT-END SALES CHARGE WAIVERS"

Rollovers from retirement plans to IRAs

For qualifying rollovers, you must send our service provider, State Street Bank and Trust, a written request for the rollover.

                                        2

Assets from retirement plans may be invested in Class A, B, or C shares through an IRA rollover. Rollovers invested in Class A shares from retirement plans will be subject to applicable sales charges. Rollovers to Class A shares will be made without a sales charge if they meet the following requirements:

(a) the assets being rolled over were invested in Davis Funds at the time of distribution; and the rolled over assets are contributed to a Davis Funds IRA with State Street Bank and Trust as custodian.

(b) IRA assets that rollover without a sales charge as described above will not be subject to a contingent deferred sales charge. For qualifying rollovers, you must send our service provider, State Street Bank and Trust, a written request for the rollover.

IRA rollover assets invested in Class A shares that are not attributable to
Davis Funds investments, as well as future contributions to the IRA, will be subject to sales charges and the terms and conditions generally applicable to
Class A share investments as described in the prospectus and statement of additional information.

(8) THE SECTION ENTITLED "CLASS B SHARES" IS AMENDED AND RESTATED AS FOLLOWS:

Class B Shares

Class B shares may be best for you if you are willing to pay a higher distribution fee than Class A shares for seven years in order to avoid paying a front-end sales charge. The Class B contingent deferred sales charge and asset-based sales charge have the same purpose as the front-end sales charge on sales of Class A shares, i.e. to compensate the broker. Class B shares assess a higher distribution fee to pay fees and expenses charged by dealers and financial institutions for services provided to clients:

You buy the shares at net asset value (no initial sales charge).

The purchase maximum per transaction for Class B shares is $50,000.

If you have significant Davis Funds holdings, you may not be eligible to invest in Class B shares. You may not purchase Class B shares if you are eligible to purchase Class A shares at the $100,000 or higher sales charge discount rate.
See "Class A Shares Sales Charges" and "Reduction of Class A Shares Initial
Sales Charge" for more information regarding sales charge discounts.

If you sell Class B shares in any of the Davis Funds within six years of purchase, you must pay a deferred sales charge. This charge decreases over time as you own the shares (see chart following).

After you hold Class B shares for seven years, they are converted automatically into Class A shares without incurring a front-end sales charge. Investors in
Class A shares pay a lower distribution fee.

Investors in Class B shares (other than Davis Government Money Market Fund) pay a distribution fee of one percent of the average daily net asset value each year they hold the shares. Higher distribution fees translate into lower annual return on net asset value.

At redemption, the deferred sales charge for each purchase will be calculated from the date of purchase, excluding any time the shares were held in a money market fund.

Note: Investors who buy Class B shares of Davis Government Money Market Fund will not pay deferred sales charges unless the money market fund shares were received in exchange for shares of other Davis Funds (see "Exchanging Shares" in this prospectus).

                                        3

Class B Shares Deferred Sales Charges

for all Davis Funds except Davis Government Money Market Fund

Sales Made After Purchase             Amount of Deferred Sales Charge
Year 1                                               4%
Years 2-3                                            3%
Years 4-5                                            2%
Year 6                                               1%
Year 7                                              None

Class B shares automatically convert to Class A shares after seven years.

(9) THE SECTION ENTITLED "CLASS C SHARES" IS AMENDED AND RESTATED AS FOLLOWS:

Class C Shares

Class C shares may be best for you if you are willing to pay a higher distribution fee than Class A shares in order to avoid paying a front-end sales charge. The Class C contingent deferred sales charge and asset-based sales charge have the same purpose as the front-end sales charge on sales of Class A shares, i.e. to compensate the broker. Class C shares assess a higher distribution fee to pay fees and expenses charged by dealers and financial institutions for services provided to clients:

You buy the shares at net asset value (no initial sales charge).

The purchase maximum per transaction for Class C shares is $500,000.

If you have significant Davis Funds holdings, you may not be eligible to invest in Class C shares. You may not purchase Class C shares if you are eligible to purchase Class A shares at the $1 million or more sales charge discount rate
(i.e., at net asset value). See "Class A Shares Sales Charges" and "Reduction of
Class A Shares Initial Sales Charge" for more information regarding sales charge discounts.

If you sell Class C shares in any of the Davis Funds (other than Davis
Government Money Market Fund) within one year of purchase, you must pay a deferred sales charge of one percent. At redemption, the deferred sales charge for each purchase will be calculated from the date of purchase, excluding any time the shares were held in a money market fund.

Investors in Class B or C shares (other than Davis Government Money Market Fund)
pay a distribution fee of one percent of the average daily net asset value each year they hold the shares. Higher distribution fees translate into lower annual return on net asset value.

                       SUPPLEMENT DATED SEPTEMBER' 1, 2007
                                       TO
                                  DAVIS SERIES
                          PROSPECTUS FOR CLASS Y SHARES
                                DATED MAY 1, 2007

(1) THE "OVERVIEW OF DAVIS OPPORTUNITY FUND" IS AMENDED AND RESTATED AS FOLLOWS:

Investment Objective and Principal Investment Strategies

Davis Opportunity Fund's investment objective is long-term growth of capital.
Davis Selected Advisers, L.P., ("Davis Advisors" or the "Adviser") the Fund's
investment adviser uses the Davis Investment Discipline to invest in a diversified portfolio of small, mid and large capitalization companies. See "The
Davis Investment Discipline" in this prospectus.

The Fund has the flexibility to invest a limited portion of its assets in companies of any size, to invest in companies whose shares may be subject to controversy, to invest in foreign securities, and to invest in non-equity securities. See "Additional Information About Investments" in this prospectus.

Determining If This Fund Is Right For You

You should consider investing in this Fund if:

                                        4

You are seeking long-term growth of capital.
You want to invest in a mixture of large, medium, and small capitalization companies.
You are willing to accept higher risk for the opportunity to pursue higher returns.
You are investing for the long term.

You should not invest in this Fund if:

You are worried about the possibility of sharp price swings and dramatic market declines.
You prefer to invest primarily in larger, more established companies.
You are interested in earning current income.
You are investing for the short term.

(2) THE FOLLOWING PARAGRAPH IS ADDED TO THE SECTION ENTITLED "INVESTMENT
OBJECTIVE AND PRINCIPAL INVESTMENT STRATEGIES" OF DAVIS APPRECIATION AND INCOME
FUND:

The Fund may use futures contracts to establish a position in the securities market as a temporary substitute for purchasing individual securities. The
Adviser would then seek to purchase individual securities which Davis Advisors believes possess suitable risk/return characteristics and then terminate the futures contract. To prevent leveraging of the Fund's assets, the futures contracts are fully collateralized by cash or cash equivalents. Investing in futures contracts requires different skills than investing in individual equity and debt securities, and the Fund may suffer a loss on its investments in futures contracts.

(3) THE LIST OF INVESTMENT PROFESSIONALS FOR DAVIS OPPORTUNITY FUND IS AMENDED
AND RESTATED AS FOLLOWS:

Davis Opportunity Fund

Investment Team. Davis Advisors uses a system of multiple portfolio managers to manage Davis Opportunity Fund. Under this approach, the portfolio of the Fund is divided into segments managed by individual portfolio managers. Portfolio managers decide how their respective segments will be invested, within the limits provided by the Fund's investment objectives, strategies, restrictions, and by senior portfolio managers. The primary individual portfolio managers responsible for Davis Opportunity Fund are:

Christopher Davis has served as the research adviser of Davis Opportunity Fund since January 1999, and also manages other equity funds advised by Davis
Advisors. Mr. Davis has served as an analyst and portfolio manager for Davis
Advisors since 1989. As research adviser, Mr. Davis oversees the Portfolio
Managers of Davis Opportunity Fund and allocates segments of the Fund to each of them to invest. Among other factors, Mr. Davis considers the portfolio managers'
experience, results achieved, and the number of investment opportunities which they have identified within their areas of expertise.

Chip Tucker, CFA, has managed a segment of Davis Opportunity Fund since December
2002, manages other equity funds advised by Davis Advisors, and also serves as research analyst for Davis Advisors. Mr. Tucker joined Davis Advisors in April
2002.

Danton Goei has managed a segment of Davis Opportunity Fund since December 2001, manages other equity funds advised by Davis Advisors, and also serves as research analyst for Davis Advisors. Mr. Goei joined Davis Advisors in November
1998.

Tania Pouschine has managed a segment of Davis Opportunity Fund since July 2003, manages other equity funds advised by Davis Advisors, and also serves as research analyst for Davis Advisors. Ms. Pouschine joined Davis Advisors in July
2003. From 1993 to 2003, Ms. Pouschine worked as an analyst and portfolio manager at Ruane Cunniff.

Charles Cavanaugh has managed a segment of Davis Opportunity Fund since August
2002, manages other equity funds advised by Davis Advisors, and also serves as research analyst for Davis Advisors. Mr. Cavanaugh joined Davis Advisors in
March 2001.

                                        5